Consolidated Statement of Stockholders' Equity (Deficit) (Parenthetical) (Common Stock, USD $)	9 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2014
Common Stock
Payments of stock issuance costs	$ 2,693,836	$ 2,263,804